Income Taxes: Schedule of details of income tax reported in the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of details of income tax reported in the consolidated financial statements:
Schedule of details of income tax reported in the consolidated financial statements

	December 31, 2011	December 31, 2010
Deferred tax assets, current:
Inventory	13,189	10,207
Net operating loss carry-forwards	23,185	58,730
Bad debt allowance	3,058	4,384
Timing difference in cost recognition	5,862	648
Accrued liabilities	6,925	6,932
Vacation provision	2,811	1,579
Other	1,099	4,622
Total deferred tax asset, current	56,129	87,102
Valuation allowance for deferred tax assets, current	(12,536)	(3,883)
Total deferred tax asset net of valuation allowance, current	43,593	83,219

Deferred tax assets, non-current:
Net operating loss carry-forwards	440,083	332,356
Asset retirement obligation	7,790	7,485
Property, plant and equipment	23,726	11,269
Pension obligations	17,931	16,166
Other	19,397	5,820
Total deferred tax assets, non-current	508,927	373,096
Valuation allowance for deferred tax assets, non-current	(334,993)	(306,592)
Total deferred tax asset net of valuation allowance, non-current	173,934	66,504
Total deferred tax asset, net	217,527	149,723

	December 31, 2011	December 31, 2010
Deferred tax liabilities, current:
Timing difference in revenue recognition	9,362	4,529
Timing difference in cost recognition	12,306	7,124
Inventories	39,187	24,936
Bad debt allowance	6,418	8,413
Other	6,469	2,142
Total deferred tax liabilities, current	73,742	47,144

Deferred tax liabilities, non-current:
Property, plant and equipment	476,931	386,661
Mineral licenses	1,143,478	1,196,181
Timing difference in cost recognition	11,969	18,038
Other	3,370	4,489
Total deferred tax liabilities, non-current	1,635,748	1,605,369
Total deferred tax liability	1,709,490	1,652,513